Related Party Balances and Transactions (Details Narrative) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 30, 2018 CAD ($)	Jul. 11, 2017 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares $ / shares
RelatedPartyTransactionsLineItems [Line Items]
Equity obligation payment	$ 322	$ 1,098
Proceeds from KMP			$ 408	$ 1,803
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Number of restricted stock vested | shares			434,742
Equity obligation payment				$ 1,098
Number of options exercised | shares				218,800
Weighted average exercise price | $ / shares				$ 0.47
Weighted average market price on exercise | $ / shares				$ 2.36
Proceeds from KMP				$ 103